Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.1%
Communication Services - 11.0%
5,631	Alphabet, Inc. - Class A*	6,542,940
12,929	Alphabet, Inc. - Class C*	15,033,971
102,276	Facebook, Inc.*	17,059,637
65,722	Walt Disney Co.	6,348,745
		44,985,293
Consumer Discretionary - 16.1%
70,332	Alibaba Group Holding, Ltd. ADR*	13,678,168
3,904	Amazon.com, Inc.*	7,611,707
8,460	Booking Holdings, Inc.*	11,381,407
216,689	CarMax, Inc.*	11,664,369
58,358	Dollar Tree, Inc.*	4,287,562
157,879	Lowe's Companies, Inc.	13,585,488
77,136	TJX Companies, Inc.	3,687,872
		65,896,573
Consumer Staples - 4.8%
209,329	Conagra Brands, Inc.	6,141,713
220,583	Hain Celestial Group, Inc.*	5,728,540
417,120	Nomad Foods, Ltd.*	7,741,747
		19,612,000
Energy - 2.7%
85,361	Cimarex Energy Co.	1,436,626
447,533	Kinder Morgan, Inc.	6,229,659
212,487	Suncor Energy, Inc.	3,357,295
		11,023,580
Financials - 14.6%
77,352	Ameriprise Financial, Inc.	7,927,033
544,131	Bank of America Corp.	11,551,901
93,802	Berkshire Hathaway, Inc.*	17,149,820
93,127	Blackstone Group, Inc.	4,243,797
41,140	Charles Schwab Corp.	1,383,127
130,818	JPMorgan Chase & Co.	11,777,545
249,805	KKR & Co., Inc.	5,862,923
		59,896,146
Health Care - 10.6%
60,849	Agilent Technologies, Inc.	4,358,005
34,236	Anthem, Inc.	7,772,941
72,587	Edwards Lifesciences Corp.*	13,691,360
48,785	Merck & Co., Inc.	3,753,518
56,820	UnitedHealth Group, Inc.	14,169,772
		43,745,596
Industrials - 6.1%
65,181	Canadian National Railway Co.	5,060,001
30,433	General Dynamics Corp.	4,026,590
130,640	Stericycle, Inc.*	6,346,491
47,061	United Rentals, Inc.*	4,842,577
49,110	United Technologies Corp.	4,632,547
		24,908,206
Information Technology - 29.2%
46,816	Accenture PLC	7,643,180
65,350	Analog Devices, Inc.	5,858,627
56,161	Apple, Inc.	14,281,181
23,218	Intuit, Inc.	5,340,140
94,930	MasterCard, Inc.	22,931,291
151,917	Microsoft Corp.	23,958,830
94,242	PayPal Holdings, Inc.*	9,022,729
111,433	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,325,383
159,157	Visa, Inc.	25,643,376
		120,004,737
Total Common Stocks (Cost $251,186,984)		390,072,131

Real Estate Investment Trusts - 3.5%
38,020	Crown Castle International Corp.	5,490,088
32,675	SBA Communications Corp.	8,821,270
Total Real Estate Investment Trusts (Cost $7,781,273)		14,311,358

Short-Term Investments - 1.7%
Money Market Funds - 1.7%
6,871,101	First American Government Obligations Fund - Class Z, 0.39%#	6,871,101
Total Short-Term Investments (Cost $6,871,101)		6,871,101
Total Investments - 100.3% (Cost $265,839,358)		411,254,590
Liabilities in Excess of Other Assets - (0.3)%		(1,168,408)
NET ASSETS - 100.0%		$410,086,182

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.